As filed with the Securities and Exchange Commission on July 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS: 97.47%
	Canada: 1.80%
199,100	Cenovus Energy, Inc.	$6,257,713

	China: 3.66%
214,750	Agricultural Bank of China Ltd.	86,879
55,555	Baidu.com - ADR (a)	6,542,712
249,025	Bank Of China Ltd.	95,932
106,000	Brilliance China Automotive Holdings Ltd. (a)	103,930
129,400	China Construction Bank Corp.	89,695
6,000	China Mobile Ltd.	60,684
45,625	China Resources Enterprise Ltd.	144,313
12,500	China Shenhua Energy Co. Ltd.	44,047
78,000	CITIC Securities Co. Ltd. (a)	159,185
24,605	CNOOC Ltd. - ADR	4,412,907
53,000	Golden Eagle Retail Group Ltd.	115,812
10,500	Hengan International Group Co. Ltd.	100,447
155,000	Industrial & Commercial Bank of China	94,260
228,000	Lenovo Group Ltd.	193,879
20,500	Ping An Insurance Group Co.	150,946
160,000	Shanghai Electric Co. Ltd.	71,944
7,600	Tencent Holdings Ltd.	208,958
32,000	Zhuzhou CSR Times Electric Co. Ltd.	93,177
		12,769,707
	Denmark: 1.58%
5,900	Novo Nordisk A/S - ADR	789,361
35,500	Novo Nordisk A/S - Class B	4,722,819
		5,512,180
	France: 4.82%
29,200	L'Oreal SA	3,282,757
19,500	L'Oreal SA - ADR	439,725
38,705	LVMH Moet Hennessy Louis Vuitton SA	5,714,363
98,905	Sanofi	6,726,318
7,100	Technip SA	647,115
		16,810,278
	Germany: 2.93%
75,010	BASF SE - ADR	5,239,298
86,655	SAP AG	4,971,736
		10,211,034
	Hong Kong: 0.30%
52,000	AAC Technologies Holdings, Inc.	164,143
29,850	AIA Group Ltd.	97,301
28,550	Bank Of East Asia Ltd.	95,454
7,000	Cheung Kong Holdings Ltd.	80,718
46,000	Chow Sang Sang Holdings International Ltd.	95,893
9,600	Hong Kong Exchanges and Clearing Ltd.	135,561
48,000	Sands China Ltd.	163,885
20,000	Shangri-La Asia Ltd.	39,322
278,000	Singamas Container Holdings Ltd.	73,426
46,000	Wynn Macau Ltd.	112,843
		1,058,546
	India: 0.33%
5,545	HDFC Bank Ltd. - ADR	155,038
4,675	Larsen & Toubro Ltd. - GDR	94,622
64,800	Tata Global Beverages Ltd. - GDR	123,639
36,800	Tata Motors Ltd. - ADR	765,072
		1,138,371
	Indonesia: 0.16%
170,500	Bank Mandiri Tbk PT	125,154
141,500	Bank Rakyat Tbk PT	85,051
21,500	Gudang Garam Tbk PT	123,739
83,000	Semen Gresik Tbk PT	96,686
46,500	United Tractors Tbk PT	114,271
		544,901
	Japan: 3.24%
30,500	Fanuc Corp.	5,262,379
24,800	Fanuc Corp. - ADR (a)	706,552
21,600	Komatsu Ltd. - ADR	508,464
165,000	Sumitomo Mitsui Financial Group, Inc.	4,819,870
		11,297,265
	Malaysia: 0.07%
31,200	CIMB Group Holdings BHD	73,776
18,100	Genting BHD	57,067
141,904	SapuraKencana Petroleum BHD (a)	98,875
		229,718
	Mexico: 1.14%
169,050	America Movil SA de CV - ADR	3,982,818

	Netherlands: 1.35%
102,405	ASML Holding N.V.	4,696,653

	Singapore: 0.27%
18,000	DBS Group Holdings Ltd.	184,666
18,800	DBS Group Holdings Ltd. - ADR	767,792
		952,458
	South Korea: 0.36%
365	Honam Petrochemical Corp.	77,314
7,040	Hynix Semiconductor, Inc. (a)	137,788
190	Hyundai Heavy Industries Co. Ltd.	42,983
2,500	Hyundai Hysco Co. Ltd.	78,373
1,055	Hyundai Motor Co.	218,106
550	Hyundai Mobis	129,083
210	Samsung Electronics Co. Ltd.	215,471
700	Samsung Engineering Co. Ltd.	111,502
2,375	Samsung Securities Co. Ltd.	101,419
990	Seah Besteel Corp.	33,217
560	SK Innovation Co. Ltd.	66,426
600	S-Oil Corp.	47,126
		1,258,808
	Switzerland: 3.58%
286,565	ABB Ltd. - ADR	4,530,593
140,350	Nestle SA	7,954,154
		12,484,747
	Taiwan: 0.31%
27,875	Advanced Semiconductor Engineering, Inc. - ADR	129,061
13,000	Asustek Computer, Inc.	130,226
85,000	Fubon Financial Holdings Co. Ltd.	84,436
65,000	Hon Hai Precision Industry Co. Ltd.	190,549
24,575	Siliconware Precision Industries Ltd. - ADR	128,282
7,500	Synnex Technology International Corp. - GDR	67,020
78,000	Taiwan Semiconductor Manufacturing Corp. Ltd.	222,387
98,000	TXC Corp.	143,480
		1,095,441
	Thailand: 0.04%
111,000	Charoen Pokphand Foods PCL	132,579

	United Kingdom: 6.08%
933,200	Barclays PLC	2,535,612
162,995	GlaxoSmithKline PLC - ADR	7,189,709
608,500	HSBC Holdings PLC	4,778,157
155,145	Rio Tinto PLC - ADR	6,705,367
		21,208,845
	United States: 65.45%
60,650	Allergan, Inc.	5,473,663
37,430	Amazon.com, Inc. (a)	7,969,221
95,100	American Express Co.	5,309,433
123,015	Anadarko Petroleum Corp.	7,503,915
26,800	BB&T Corp.	809,896
35,100	BlackRock, Inc.	5,995,080
70,510	Boeing Co.	4,908,201
58,450	Caterpillar, Inc.	5,121,389
79,400	Celgene Corp. (a)	5,419,050
273,400	Cisco Systems, Inc.	4,464,622
350,410	EMC Corp. (a)	8,357,278
16,020	FMC Technologies, Inc. (a)	644,645
212,850	Freeport-McMoRan Copper & Gold, Inc.	6,819,714
447,295	General Electric Co.	8,538,862
10,725	Google, Inc. - Class A (a)	6,229,724
279,800	Intel Corp.	7,230,032
29,240	International Business Machines Corp.	5,640,396
141,800	Johnson & Johnson	8,852,574
80,300	JPMorgan Chase & Co.	2,661,945
149,400	Las Vegas Sands Corp.	6,899,292
86,200	McDonald's Corp.	7,701,108
232,000	Microsoft Corp.	6,772,080
225,800	Morgan Stanley	3,016,688
55,150	Nike, Inc. - Class B	5,966,127
280,700	Oracle Corp.	7,430,129
334,775	Pfizer, Inc.	7,321,529
45,900	Philip Morris International, Inc.	3,879,009
82,000	PNC Financial Services Groups, Inc.	5,036,440
9,050	Priceline.com, Inc. (a)	5,660,684
58,125	Procter & Gamble Co.	3,620,606
149,345	Qualcomm, Inc.	8,558,962
44,900	Salesforce.com, Inc. (a)	6,224,038
105,980	Schlumberger Ltd.	6,703,235
140,475	Starbucks Corp.	7,710,673
18,300	T Rowe Price Group, Inc.	1,053,897
65,800	The Coca-Cola Co.	4,917,234
132,846	Time Warner, Inc.	4,579,201
79,300	United Technologies Corp.	5,876,923
56,515	Visa, Inc.	6,510,528
149,115	Wells Fargo & Co.	4,779,136
		228,167,159
	TOTAL COMMON STOCKS
	(Cost $345,220,224)	$339,809,221

	PREFERRED STOCKS: 1.88%
	Brazil: 1.88%
212,134	Banco Bradesco SA - ADR	3,105,642
89,800	Companhia de Bebidas das Americas (AmBev) - ADR	3,443,830
		6,549,472
	TOTAL PREFERRED STOCKS
	(Cost $8,146,693)	$6,549,472

	MUTUAL FUNDS: 0.37%
1,274,688	SEI Daily Income Trust Government Fund	1,274,688

	TOTAL MUTUAL FUNDS
	(Cost $1,274,688)	$1,274,688

	TOTAL INVESTMENTS
	(Cost $354,641,605): 99.72%	347,633,381

	Other Assets in Excess of Liabilities: 0.28%	989,422

	TOTAL NET ASSETS: 100.00%	$348,622,803

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-Income Producing.

At May 31, 2012, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$354,641,605
Gross unrealized appreciation	24,141,909
Gross unrealized depreciation	(31,150,133)
Net unrealized depreciation	$(7,008,224)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES: 61.59%
$30,000	1.125%, 12/15/2012	$30,160

	TOTAL U.S. TREASURY NOTES
	(Cost $30,162)	30,160

Number of Shares		Value
	MUTUAL FUNDS: 44.45%
21,771	SEI Daily Income Trust Government Fund	21,771

	TOTAL MUTUAL FUNDS
	(Cost $21,771)	21,771

	TOTAL INVESTMENTS: 106.04%
	(Cost $51,933)	51,931

	Liabilities in Excess of Other Assets: (6.04)%	(2,960)

	TOTAL NET ASSETS: 100.00%	$48,971

(a) At May 31, 2012, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$51,933
Gross unrealized depreciation	(2)
Net unrealized depreciation	$(2)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Security Valuation - Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined.  Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements.  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis was effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 —	Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$339,618,562	$190,659	$-	$339,809,221
Preferred Stocks	$6,549,472	-	-	6,549,472
Total Equity	346,168,034	190,659	-	346,358,693
Short-Term Investments	1,274,688	-	-	1,274,688
Total Investments in Securities	$347,442,722	$190,659	$-	$347,633,381

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Notes	$-	$30,160	$-	$30,160
Total Fixed Income	-	30,160	-	30,160
Short-Term Investments	21,771	-	-	21,771
Total Investments in Securities	$21,771	$30,160	$-	$51,931

There were not significant transfers into or out of Level 1, Level 2 or Level 3 in any of the Funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By /s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date  July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date   July 25, 2012

By /s/ Katherine Taylor
Katherine Taylor, Treasurer

Date   July 25, 2012